Note 4 - Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Note 4 - Loans and Related Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2015	2014

Commercial and industrial	$42,536	$34,928
Real estate - construction	22,137	30,296
Real estate - mortgage:
Residential	232,478	210,096
Commercial	231,701	190,685
Consumer installment	4,858	4,579
	533,710	470,584
Less allowance for loan and lease losses	(6,385)	(6,846)

Net loans	$527,325	$463,738

Schedule of Financing Receivable by Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029
Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710
			Real estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,393	$3,296	$5,183	$4,490	$6	$14,368
Collectively evaluated for impairment	33,535	27,000	204,913	186,195	4,573	456,216
Total loans	$34,928	$30,296	$210,096	$190,685	$4,579	$470,584

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$-	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552
Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385
			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$83	$589	$892	$30	$2	$1,596
Collectively evaluated for impairment	559	279	2,811	1,546	55	5,250
Total ending allowance balance	$642	$868	$3,703	$1,576	$57	$6,846
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(280)	(385)	(425)	(92)	(15)	(1,197)
Recoveries	207	-	186	5	23	421
Provision	298	(207)	(325)	589	(40)	315
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
Charge-offs	(237)	-	(671)	(260)	(44)	(1,212)
Recoveries	121	60	267	40	154	642
Provision	144	232	443	(374)	(75)	370
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
Charge-offs	(419)	(191)	(675)	-	(45)	(1,330)
Recoveries	191	33	107	46	24	401
Provision	(890)	(389)	1,360	133	(18)	196
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046

Impaired Financing Receivables [Table Text Block]
December 31, 2015
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$-
Real estate - construction	1,657	1,651	-
Real estate - mortgage:
Residential	2,445	2,443	-
Commercial	2,337	2,335	-
Total	$7,466	$7,454	$-

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate - construction	130	130	130
Real estate - mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	6	6	-
Total	$6,215	$6,199	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate - construction	1,787	1,781	130
Real estate - mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	-
Total	$13,681	$13,653	$833
December 31, 2014
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,146	$1,145	$-
Real estate - construction	2,707	2,705	-
Real estate - mortgage:
Residential	2,202	2,197	-
Commercial	4,064	4,060	-
Total	$10,119	$10,107	$-

With an allowance recorded:
Commercial and industrial	$247	$247	$83
Real estate - construction	589	589	589
Real estate - mortgage:
Residential	2,981	2,978	892
Commercial	426	426	30
Consumer installment	6	6	2
Total	$4,249	$4,246	$1,596

Total:
Commercial and industrial	$1,393	$1,392	$83
Real estate - construction	3,296	3,294	589
Real estate - mortgage:
Residential	5,183	5,175	892
Commercial	4,490	4,486	30
Consumer installment	6	6	2
Total	$14,368	$14,353	$1,596

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2015		As of December 31, 2014		As of December 31, 2013

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$1,468	$100	$1,989	$85	$2,187	$119
Real estate - construction	2,407	115	3,631	154	3,743	183
Real estate - mortgage:
Residential	4,356	160	5,331	171	5,380	293
Commercial	5,203	350	5,998	229	6,500	493
Consumer installment	6	-	11	1	13	1
Total	$13,440	$725	$16,960	$640	$17,824	$1,090

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2015
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	6	-	6	$434	$434
Real estate construction	1	-	1	181	181
Residential real estate	5	1	6	515	535
Commercial real estate	1	-	1	270	270
	December 31, 2014
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Residential real estate	3	-	3	$140	$140
Commercial real estate	1	-	1	48	48
Consumer	1	-	1	6	6
	December 31, 2013
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	6	1	7	$1,264	$1,264
Residential real estate	7	-	7	784	784
Commercial real estate	2	-	2	834	834

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2015
Commercial and industrial	$40,560	$242	$1,734	$-	$42,536
Real estate - construction	22,007	-	-	130	22,137
Real estate - mortgage:
Residential	225,945	728	5,805	-	232,478
Commercial	219,331	4,327	8,043	-	231,701
Consumer installment	4,854	-	4	-	4,858
Total	$512,697	$5,297	$15,586	$130	$533,710
	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2014
Commercial and industrial	$33,160	$-	$1,730	$38	$34,928
Real estate - construction	29,212	495	-	589	30,296
Real estate - mortgage:
Residential	200,928	584	8,584	-	210,096
Commercial	180,899	3,908	5,878	-	190,685
Consumer installment	4,572	-	7	-	4,579
Total	$448,759	$4,987	$16,211	$627	$470,584

Past Due Financing Receivables [Table Text Block]
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
December 31, 2015

Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate - construction	22,137	-	-	-	-	22,137
Real estate - mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	-	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858
Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
December 31, 2014

Commercial and industrial	$34,480	$349	$68	$31	$448	$34,928
Real estate - construction	30,296	-	-	-	-	30,296
Real estate - mortgage:
Residential	205,753	2,065	363	1,915	4,343	210,096
Commercial	190,088	30	-	567	597	190,685
Consumer installment	4,547	27	3	2	32	4,579
Total	$465,164	$2,471	$434	$2,515	$5,420	$470,584

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	Nonaccrual	90+ Days Past Due and Accruing
December 31, 2015

Commercial and industrial	$1,450	$-
Real estate - construction	130	-
Real estate - mortgage:
Residential	4,122	-
Commercial	1,842	-
Consumer installment	1	2
Total	$7,545	$2
	Nonaccrual	90+ Days Past Due and Accruing
December 31, 2014

Commercial and industrial	$365	$-
Real estate - construction	587	-
Real estate - mortgage:
Residential	5,310	165
Commercial	1,083	-
Consumer installment	2	-
Total	$7,347	$165

Subsequently Defaulted [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Tables) [Line Items]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$14
Real estate construction	1	130
	December 31, 2014
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Residential real estate	1	$15
	December 31, 2013
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	5	$574
Commercial real estate	1	190